Consolidated Statements of Changes in Shareholders’ Equity	Ordinary shares JPY (¥) shares	Preference shares JPY (¥) shares	Additional Paid-in Capital JPY (¥)	Accumulated Deficit JPY (¥)	Accumulated Other Comprehensive Income JPY (¥)	USD ($)	JPY (¥)
Balance at Apr. 30, 2023	¥ 100,000,000		¥ 1,702,120,099	¥ (1,593,605,162)		$ 1,331,004	¥ 208,514,937
Balance (in Shares) at Apr. 30, 2023	13,839,400
Issuance of ordinary shares for cash	¥ 781,200,000		(326,330,981)			2,903,543	454,869,019
Issuance of ordinary shares for cash (in Shares)	1,200,000
Capital Reduction	¥ (843,481,250)		843,481,250
Capital Reduction (in Shares)
Exercise of share options	¥ 12,281,250		(10,406,250)			11,969	1,875,000
Exercise of share options (in Shares)	37,500
Net loss				(336,150,672)		(2,145,733)	(336,150,672)
Share based compensation			1,616,463			10,319	1,616,463
Balance at Apr. 30, 2024	¥ 50,000,000		2,210,480,581	(1,929,755,834)		2,111,102	330,724,747
Balance (in Shares) at Apr. 30, 2024	15,076,900
Net loss				(256,696,946)		(1,638,560)	(256,696,946)
Balance at Apr. 30, 2025	¥ 50,000,000		2,210,480,581	(2,186,452,780)		472,542	74,027,801
Balance (in Shares) at Apr. 30, 2025	15,076,900
Issuance of ordinary shares for cash	¥ 7,389,984		7,389,984			94,346	14,779,968
Issuance of ordinary shares for cash (in Shares)	175,952
Issuance of warrants for cash			975,003,727			6,223,693	975,003,727
Issuance of ordinary shares and P series preference shares for subsidiaries acquisition	¥ 296,624,587	¥ 3,390,827,370	3,687,451,957			47,075,856	7,374,903,914
Issuance of ordinary shares and P series preference shares for subsidiaries acquisition (in Shares)	3,049,000	53,051,000
Issuance of warrants for subsidiaries acquisition			1,335,946,093			8,527,678	1,335,946,093
Issuance of warrants for subsidiaries acquisition (in Shares)
Exercise of warrants	¥ 449,308,353		(319,741,997)			827,054	129,566,356
Exercise of warrants (in Shares)	15,570,835
Capital Reduction	¥ (793,322,924)		793,322,924
Capital Reduction (in Shares)
Net loss				(2,742,231,831)		(17,504,352)	(2,742,231,831)
Foreign exchange translation adjustment					2,885,038	18,416	2,885,038
Balance at Apr. 30, 2026	¥ 10,000,000	¥ 3,390,827,370	¥ 8,689,853,269	¥ (4,928,684,611)	¥ 2,885,038	$ 45,735,230	¥ 7,164,881,066
Balance (in Shares) at Apr. 30, 2026	33,872,687	53,051,000